Leases - Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Future Minimum Lease Payments [Abstract]
Operating lease remindr of fiscal year	$ 35	$ 145
Finance lease reminder of fiscal year	1	4
Operating Leases 2026	144	144
Finance Leases 2026	4	4
Operating Leases 2027	147	147
Finance Leases 2027	4	4
Operating Leases 2028	13	12
Finance Leases 2028	4	4
Operating Leases 2029
Finance Leases 2029	2	2
Operating Leases Total future minimum lease obligations	339	448
Finance Leases Total future minimum lease obligations	15	18
Operating Leases Less: imputed interest on lease obligations	(32)	(55)
Finance Leases Less: imputed interest on lease obligations	(3)	(3)
Operating Leases Net present value of lease obligations	307	393
Finance Leases Net present value of lease obligations	12	15
Operating Leases Net present value of lease obligations – current portion	122	116	$ 116
Finance Leases Net present value of lease obligations – current portion	3	3
Operating Leases Net present value of lease obligations – non-current portion	185	277	393
Finance Leases Net present value of lease obligations – non-current portion	$ 9	$ 12